Income Tax (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax [Line Items]
Income tax rate	35.00%	35.00%	35.00%
Net equity				0.00%
Occasional gains		15.00%
Tax on dividends paid interest	15.00%
Dividends distributed amount (in Pesos)	$ 1,090
Foreign companies tax rate	(35.00%)	(35.00%)	(35.00%)
Applicable tax rate	35.00%	35.00%
Permanent tax percentage	50.00%
Actually contributions percentage	100.00%
Abroad consultancy services percentage	20.00%
Leases and compensations	35.00%
withholding tax rate percentage	35.00%
Withholding tax rate mechanism percentage	10.00%
Deemed fixed assets percentage	10.97%
Accrued income (in Pesos)	$ 61,415
Deferred tax liabilities (in Pesos)	153,568	$ 81,773
Taxes payable (in Pesos)	$ 7,321	$ 8,091
Bottom of Range [Member]
Income tax [Line Items]
Net equity	0.00%	15.00%
Top of Range [Member]
Income tax [Line Items]
Net equity	10.00%
Almacenes Éxito S.A. [Member]
Income tax [Line Items]
Dividends distributed amount (in Pesos)	$ 51
Accrued tax loss (in Pesos)	$ 704,357	$ 740,337
Colombia [Member]
Income tax [Line Items]
Income tax rate	10.00%
Foreign companies tax rate	20.00%
Uruguay [Member]
Income tax [Line Items]
Income tax rate	25.00%	25.00%
Argentina [Member]
Income tax [Line Items]
Income tax rate	30.00%	30.00%